Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income/(loss)	$ (198,686)	$ (2,808,086)	$ 58,020
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	3,466	227,652	449,792
Amortization and write off of deferred financing fees	736	26,712	53,063
Amortization of convertible senior notes debt discount	0	0	45,261
Amortization of fair value of acquired time charters and drilling contracts	4,346	2,840	7,443
Impairment loss and loss from sale of vessels and vessel owning companies	106,343	1,057,116	38,148
Impairment on goodwill	7,002	0	0
Loss on contract cancellation	0	0	1,307
Net proceeds from sale in ownerships of subsidiary	0	1,266	0
Equity in net losses of affiliated company	41,454	349,872	0
Loss on change of control	0	1,347,106	0
Forfeiture of advances for vessel acquisitions	0	0	13,933
Amortization of stock based compensation	3,580	7,806	11,093
Gain on debt restructuring	(8,652)	0	0
Change in fair value of derivatives	(2,193)	(10,848)	(29,304)
Changes in operating assets and liabilities:
Trade accounts receivable	2,531	(12,997)	(82,667)
Due from related parties	10,875	19,141	12,089
Other current and non-current assets	3,002	54,448	38,219
Accounts payable and other current and non-current liabilities	(1,434)	(25,263)	(25,489)
Accrued liabilities	(206)	(39,590)	(41,436)
Due to related parties	2,598	(10,261)	819
Deferred revenue	(118)	28,833	(75,183)
Net Cash Provided by/(Used in) Operating Activities	(25,356)	215,747	475,108
Cash Flows from Investing Activities:
Investment in affiliates	49,911	0	0
Cash decrease due to deconsolidation of Ocean Rig	0	(621,615)	0
Acquisition of Nautilus, net of cash acquired	0	(78,203)	0
Short term investments	0	74	368
Fixed assets additions	0	(505,670)	(806,561)
Net proceeds from sale of vessels and vessel owning companies	5,141	673,850	0
(Increase)/Decrease in restricted cash	14,666	65,866	51,476
Net Cash Provided by/(Used in) Investing Activities	69,718	(465,698)	(754,717)
Cash Flows from Financing Activities:
Proceeds from short and long-term credit facilities, term loans and senior notes	28,000	492,000	2,617,100
Principal payments and repayments of long-term debt and senior notes	(119,758)	(782,366)	(2,008,826)
Payments of convertible notes	0	0	(700,000)
Net proceeds from stock issuance	123,810	0	421,911
Dividends paid	0	(20,526)	(30,563)
Payment of financing costs, net	0	(5,399)	(48,913)
Net Cash Provided by/(Used in) Financing Activities	32,052	(316,291)	250,709
Net increase/ (decrease) in cash and cash equivalents	76,414	(566,242)	(28,900)
Cash and cash equivalents at beginning of year	0	566,242	595,142
Cash and cash equivalents at end of year	76,414	0	566,242
Cash paid during the year for:
Interest, net of amount capitalized	5,516	135,954	267,554
Income taxes	58	20,830	60,374
Non cash financing activities:
Repayment of credit loan facilities (Note 4 and 11)	151,510	0	0
Conversion of loan into Preferred Stock (Note 4)	(8,750)	(10,000)	0
Exchange of Preferred Stock into loan (Note 4)	8,750	0	0
Interest write off due to debt restructuring	$ 2,111	$ 0	$ 0